Other Financial Liabilities - Additional Information (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Hedge Accounting [Line Items]
Fair value of current and non-current unsecured liabilities	$ 1,081,354,659	$ 966,998,354
Secured liabilities	0	0
Undrawn long-term line of credits	0	138,954,000
Cash Flow Hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Borrowings	$ 536,904,233	$ 498,203,587